Basis of Preparation and Accounting Policies - Summary of Estimated Useful Lives of Other Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, description	Shorter of lease term or related asset life